Accounts Receivable and Unbilled Revenues Textblock	12 Months Ended
Jun. 30, 2011
Accounts Receivable and Unbilled Revenues [Abstract]
Accounts Receivable and Unbilled Revenues [Text Block]
5.	Accounts Receivable and Unbilled revenues

Accounts receivable balances included billed. Revenue recognized in excess of billings is recorded as unbilled revenues. All billed and unbilled amounts are expected to be collected within one year.

The components of accounts receivable as of June 30, 2011 and 2010 were as follows:

	June 30, 2011	June 30, 2010
Accounts receivable	$3,853,944	$1,483,644
Less: Allowance for doubtful debts	(175,481)	(91,684)
	$3,678,463	$1,391,960

The components of unbilled revenues as of June 30, 2011 and 2010 were as follows:

	June 30, 2011	June 30, 2010
Unbilled revenues	$7,091,366	$6,941,588
Less: Allowance for doubtful debts	(65,440)	(54,117)
	$7,025,926	$6,887,471